Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total sales	$ 23,216,423	$ 15,044,721
Percentage of revenues	100.00%	100.00%
Fuel [Member]
Product Information [Line Items]
Total sales	$ 22,677,304	$ 14,860,475
Fuel [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues	97.68%	98.78%
Product and Service, Other [Member]
Product Information [Line Items]
Total sales	$ 539,119	$ 184,246
Product and Service, Other [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues	2.32%	1.22%